CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents		$ 445	$ 469
Financial Assets		57	0
Accounts receivable and other		499	448
Due from Brookfield Infrastructure		566	1,093
Current assets		1,567	2,010
Property, plant and equipment		4,718	4,803
Intangible assets		2,847	2,687
Investments in associates		428	0
Goodwill		518	489
Financial assets		40	30
Other assets		17	15
Deferred income tax asset		43	52
Total assets		10,178	10,086
Liabilities
Accounts payable and other		781	605
Non-recourse borrowings		328	0
Financial liabilities		72	995
Loans payable to Brookfield Infrastructure		26	131
Exchangeable and class B shares		3,426	4,466
Current liabilities		4,633	6,197
Non-recourse borrowings		4,249	3,556
Other liabilities		119	119
Deferred income tax liability		1,538	1,638
Total liabilities		10,539	11,510
Equity
Brookfield Infrastructure Partners L.P	[1]	(1,119)	(2,127)
Non-controlling interests		758	703
Total equity		(361)	(1,424)
Total liabilities and equity		$ 10,178	$ 10,086

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.